Note 7 - Accounts Payable and Accrued Expenses - Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts payable and accrued expenses	$ 52,576	$ 174,539
Payroll tax liability	137,500	137,500
Accrued interest	36,113	12,944	$ 32,256
Total accounts payable and accrued expenses	$ 290,076	$ 324,983	$ 494,938